                           - BT INSTITUTIONAL FUNDS -




--------------------------------------------------------------------------------


                                  INSTITUTIONAL
                                DAILY ASSETS FUND


--------------------------------------------------------------------------------







                               SEMI-ANNUAL REPORT
                               ------------------
                                  DECEMBER-1996

--------------------------------------------------------------------------------
INSTITUTIONAL DAILY ASSETS FUND

TABLE OF CONTENTS
--------------------------------------------------------------------------------


     LETTER TO SHAREHOLDERS. . . . . . . . . . . . . . . . . . . . . . .  3


     INSTITUTIONAL DAILY ASSETS FUND
          Schedule of Portfolio Investments. . . . . . . . . . . . . . .  4
          Statement of Assets and Liabilities. . . . . . . . . . . . . .  6
          Statement of Operations. . . . . . . . . . . . . . . . . . . .  6
          Statement of Changes in Net Assets . . . . . . . . . . . . . .  7
          Financial Highlights . . . . . . . . . . . . . . . . . . . . .  8
          Notes to Financial Statements. . . . . . . . . . . . . . . . .  9

--------------------------------------------------------------------------------
INSTITUTIONAL DAILY ASSETS FUND

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------
The money markets were dominated virtually throughout the twelve months ended December 31, 1996 by extreme volatility in short-term interest rates. By staying disciplined to the purchase of high quality instruments and actively adjusting maturities as market conditions changed, the manager of the Institutional Daily Assets Fund ("the Fund") was able to produce competitive yields. The Fund's annualized 7-day effective yield of 5.48% as of December 31, 1996 was higher than the 5.30% effective yield of the IBC First Tier-Institutional Only Money Funds average.

MARKET ACTIVITY
The Federal Reserve Board acted only once in 1996, cutting the Federal Funds rate from 5.50% to 5.25% in January, in response to a weaker economy. The markets expected a near-term recession to drive interest rates even lower. However, once February economic data indicated stronger than anticipated growth, most notably through very strong non-farm payroll numbers, market sentiment changed completely and quickly, and interest rates rose sharply. The economy remained strong through July, leading market participants, in general, to fear that the Fed would raise interest rates officially.

--------------------------------------------------------------------------------
                             INVESTMENT INSTRUMENTS
Commercial paper, certificates of deposit, floating rate notes and repurchase agreements.
--------------------------------------------------------------------------------

Instead, the Federal Reserve Board held monetary policy neutral for the rest of 1996. Rates continued to fluctuate, rising on positive economic news and dipping on the news that the Fed remained on the sidelines each time they met. Nevertheless, in contrast to the effects of dramatic increases in interest rates during the first half of the year, moderate economic activity in the second half proved much more favorable for the financial markets.

--------------------------------------------------------------------------------
                                    OBJECTIVE
Seeks high levels of current income consistent with liquidity and preservation of capital.
--------------------------------------------------------------------------------

Growth slowed in the third quarter, and inflation data continued to display an absence of any real pressure. Much of the slowdown appeared in the consumer sector, even though employment gains remained strong. Total real GDP growth tapered from an unsustainable 4.7% increase in the second quarter to 2.1% in the third.

There was no deterioration of economic growth in the final three months of the year. Consumer spending perked up in response to a high degree of confidence and a still-favorable job market, and business investment continued to expand rapidly. These conditions proved favorable for the money markets, as short-term interest rates remained steady while longer-term rates drifted lower.

INVESTMENT REVIEW
The fund began operating during November, 1996. We started the Fund out at neutral duration at the point of conversion. We quickly began extending the Fund's average maturity in the latter part of November. Although we believed that the next move in interest rates would be higher, we also anticipated that the Federal Reserve Board would want a clearer picture of higher inflation and increased economic activity before making an official move. Thus, as general market expectations of higher rates led to a steeper short-term yield curve, we were able to extend the Fund's average maturity position with very little risk.

This strategy proved to be quite effective in adding value to the Fund through the remainder of the year. We have since reduced duration to neutral and expect to maintain the current investment strategy until inflation pressures begin to surface.

--------------------------------------------------------------------------------
                           STATUS AT DECEMBER 31, 1996
                        Seven day effective yield: 5.48%
                            Average maturity: 31 days
                            Net assets: 1,434 million
--------------------------------------------------------------------------------

MANAGER OUTLOOK
We expect continued slow to moderate economic growth and modest inflation in the months to come. Given that, we believe that the Federal Reserve Board will remain on hold for the near future, with the money markets trading in a narrow range. Stronger-than-expected economic news may cause some volatility ahead, however, any dips in the market may be opportunities to extend the Fund's average maturity out along the yield curve and lock in some higher rates. Overall, we will remain opportunistic, buying when valuations are attractive, and waiting for the market to take a more definite direction.

--------------------------------------------------------------------------------
                    DIVERSIFICATION OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
                      By Asset Type as of December 31, 1996
                     (PERCENTAGES ARE BASED ON MARKET VALUE)


                                     [Piechart]
[EDGAR REPRESENTATION OF GRAPHIC MATERIAL]

Other                                 1%

Floating Rate Notes                  20%

Eurodollar Time Deposits             11%

European Certificates of Deposit     14%

Repurchase Agreements                 7%

Yankee Certificates of Deposit        6%

Commercial Paper                     41%

We will, of course, continue to closely observe economic conditions and how they affect the financial markets, as we seek to provide high current income consistent with liquidity and capital preservation.

As always, we appreciate your ongoing support of the Institutional Daily Assets Fund, and we look forward to continuing to serve your investment needs for many years ahead.


                                /s/David Fishman
                                  David Fishman
                            Portfolio Manager of the
                         Institutional Daily Assets Fund
                                December 31, 1996

------------
* Past performance is not indicative of future results. Yields will vary. Although money market funds seek to maintain a share value of $1.00, there is no guarantee that they will be able to do so. An investment in the Fund is neither insured nor guaranteed by the U.S. government.

--------------------------------------------------------------------------------
INSTITUTIONAL DAILY ASSETS FUND

SCHEDULE OF PORTFOLIO INVESTMENTS DECEMBER 31, 1996
--------------------------------------------------------------------------------
    PRINCIPAL
     AMOUNT                      DESCRIPTION                          VALUE
    ---------                    -----------                          -----

                   COMMERCIAL PAPER - 40.76%
  $ 20,000,000   ABN Amro Bank,
                   5.26%, 2/20/97 (United States). . . . . . . . $   19,853,056

    28,000,000   ANZ Corp.,
                   5.29%, 2/21/97 (United States). . . . . . . .     27,790,163

    25,000,000   Asset Securitization Cooperative Corp.,
                   5.30%, 2/20/97 (United States). . . . . . . .     24,815,972

    12,000,000   Bank of New York,
                   5.30%, 2/13/97 (United States). . . . . . . .     11,924,033

    12,000,000   BBL North  America, Inc.,
                   5.42%, 2/21/97 (United States). . . . . . . .     11,860,887

    50,000,000   Caisse des Depots,
                   5.30%, 2/14/97 (United States). . . . . . . .     49,676,110

    50,000,000   Canadian Imperial Bank of Commerce,
                   5.30%, 2/13/97 (Canada) . . . . . . . . . . .     49,683,472

    15,000,000   Ciesco, LP,
                   5.30%, 2/13/97 (United States). . . . . . . .     14,905,042

                 Daimler Benz North America Corp.:
    20,000,000     5.40%, 3/18/97 (Germany). . . . . . . . . . .     19,772,000
    10,000,000     5.34%, 4/21/97 (Germany). . . . . . . . . . .      9,836,833

    25,167,000   Delaware Funding Corp.,
                   5.30%, 2/14/97 (United States). . . . . . . .     25,003,974

                 General Electric Co.:
    10,000,000     5.46%, 1/15/97 (United States). . . . . . . .      9,978,767
    19,000,000     5.38%, 3/17/97 (United States). . . . . . . .     18,787,042

                 General Electric Capital Corp.:
    30,000,000     5.30%, 2/11/97 (United States). . . . . . . .     29,818,917
    10,000,000     5.33%, 4/21/97 (United States). . . . . . . .      9,837,139

    31,000,000   International Lease Finance Corp.,
                   5.33%, 1/16/97 (United States). . . . . . . .     30,931,219

    25,000,000   Kingdom of Sweden,
                   5.29%, 2/20/97 (Sweden) . . . . . . . . . . .     24,816,319

    12,000,000   McKenna Triangle,
                   5.30%, 2/21/97 (United States). . . . . . . .     11,909,985

                 Merrill Lynch & Co.:
    15,000,000     5.37%, 1/13/97 (United States). . . . . . . .     14,973,150
    44,000,000     5.33%, 1/24/97 (United States). . . . . . . .     43,850,168

    25,000,000   Morgan Stanley Group, Inc.,
                   5.32%, 1/21/97 (United States). . . . . . . .     24,926,110

     5,044,000   Receivables Capital Corp.,
                   5.35%, 1/15/97 (United States). . . . . . . .      5,033,506

    50,000,000   Riverwoods Funding Corp.,
                   5.31%, 1/31/97 (United States). . . . . . . .     49,778,750

    20,000,000   Royal Bank of Canada,
                   5.32%, 1/31/97 (Canada) . . . . . . . . . . .     19,911,333

    25,000,000   Sheffield Receivables Corp.,
                   5.33%, 1/14/97 (United States). . . . . . . .     24,951,882
                                                                 --------------

TOTAL COMMERICAL PAPER
  (Amortized Cost - $584,625,829). . . . . . . . . . . . . . . . $  584,625,829
                                                                 --------------

                 EUROPEAN CERTIFICATES OF
                 DEPOSIT - 13.88%
  $ 50,000,000   Abbey National PLC,
                   5.38%, 2/14/97 (United Kingdom) . . . . . . . $   50,000,410
    50,000,000   Barclays Bank PLC,
                   5.63%, 1/03/97 (United Kingdom) . . . . . . .     50,000,047
    35,000,000   Bayerische Hypotheken,
                   5.38%, 2/24/97 (Germany). . . . . . . . . . .     35,000,518
    35,000,000   Deutsche Bank,
                   5.37%, 2/27/97 (Germany). . . . . . . . . . .     35,000,000
    29,000,000   Sumitomo Bank,
                   5.69%, 1/13/97 (Japan). . . . . . . . . . . .     29,000,192
                                                                 --------------

TOTAL EUROPEAN CERTIFICATES OF DEPOSIT
  (Amortized Cost - $199,001,167). . . . . . . . . . . . . . . . $  199,001,167
                                                                 --------------

                 EURODOLLAR TIME DEPOSITS - 10.72%
                 Bank of Tokyo-Mitsubishi,
  $ 60,000,000     5.46%, 2/18/97 (Japan). . . . . . . . . . . . $   55,000,000

    25,000,000   Canadian Imperial Bank of Commerce,
                   6.00%, 1/02/97 (Canada) . . . . . . . . . . .     25,000,000

    25,000,000   Sanwa Bank,
                   5.53%, 1/27/97 (Japan). . . . . . . . . . . .     25,000,000

    30,000,000   Sumitomo Bank,
                   5.70%, 1/09/97 (Japan). . . . . . . . . . . .     30,000,000

    18,755,270   Suntrust Bank,
                   6.25%, 1/02/97 (United States). . . . . . . .     18,755,270
                                                                 --------------

TOTAL EURODOLLAR TIME DEPOSITS
  (Amortized Cost - $153,755,270). . . . . . . . . . . . . . . . $  153,755,270
                                                                 --------------


                   See Notes to Financial Statements on Page 9

--------------------------------------------------------------------------------
INSTITUTIONAL DAILY ASSETS FUND

SCHEDULE OF PORTFOLIO INVESTMENTS DECEMBER 31, 1996
--------------------------------------------------------------------------------
    PRINCIPAL
     AMOUNT                      DESCRIPTION                          VALUE
    ---------                    -----------                          -----
                 FLOATING RATE NOTES - 20.31%
  $ 20,000,000   Bank One Milwaukee,
                   5.46%, 1/02/97 (United States). . . . . . . . $   19,994,350

                 Bayerische Landesbank:
    15,000,000   5.23%, 1/03/97 (Germany). . . . . . . . . . . .     14,997,854
     5,000,000   5.25%, 1/15/97 (Germany). . . . . . . . . . . .      4,999,077

     5,000,000   Bear Stearns Companies, Inc.,
                   5.43%, 1/21/97 (United States). . . . . . . .      5,000,517

    10,000,000   Beneficial Corp.,
                   5.72%, 1/02/97 (United States). . . . . . . .     10,000,000

     5,000,000   Caterpillar Financial Services Corp.,
                   5.36%, 1/22/97 (United States). . . . . . . .      5,000,375

    50,000,000   CoreStates MTN,
                   5.53%, 1/31/97 (United States). . . . . . . .     50,000,000

    15,000,000   Dean Witter Discover,
                   5.47%, 1/07/97 (United States). . . . . . . .     14,998,309

    10,000,000   General Electric Capital Corp.,
                   5.48%, 2/02/97 (United States). . . . . . . .     10,000,000

    15,000,000   Merrill Lynch & Co.,
                   5.46%, 1/31/97 (United States). . . . . . . .     14,995,081

    20,000,000   Morgan Stanley Group, Inc.,
                   5.75%, 1/20/97 (United States). . . . . . . .     20,000,000

                 PNC Bank N.A.,
    50,000,000     5.28%, 1/27/97 (United States). . . . . . . .     49,970,230

    40,000,000   Royal Bank of Canada,
                   5.47%, 1/02/97 (Canada) . . . . . . . . . . .     39,965,578

    16,375,000   Student Loan Marketing Association,
                   5.56%, 1/01/97 (United States). . . . . . . .     16,375,000

                 Wachovia Bank of North Carolina,
    15,000,000     5.25%, 1/28/97 (United States). . . . . . . .     14,993,820
                                                                 --------------

TOTAL FLOATING RATE NOTES
  (Amortized Cost - $291,290,191). . . . . . . . . . . . . . . . $  291,290,191
                                                                 --------------

                 OTHER - 1.20%
  $  7,000,000   Merrill Lynch & Co.,
                   5.12%, 2/27/97 (United States). . . . . . . . $    6,999,673

  $ 10,250,535   Ford Motor Credit Co.,
                   5.67%, 1/15/97 (United States). . . . . . . . $   10,254,431
                                                                 --------------

TOTAL OTHER
  (Amortized Cost - $17,254,104) . . . . . . . . . . . . . . . . $   17,254,104
                                                                 --------------

                 REPURCHASE AGREEMENTS - 6.97%
   100,000,000   Repurchase agreement with NationsBank,
                   dated 12/31/96, 7.38%, principal &
                   interest in the amount of $100,164,000,
                   due 1/02/97, (Collateralized by U.S.
                   Treasury Notes, par value of $12,657,000,
                   6.625% to 7.75%, due 1/31/00 to 7/31/01,
                   value of $13,437,013; Federal National
                   Mortgage Association, par value of
                   $44,216,298, 5.50% to 9.50%, due 3/17/97
                   to 1/01/27, value of $52,467,018; Federal
                   Home Loan Bank, par value of $5,600,000,
                   due 2/27/97, value of $5,551,358; and
                   Federal Mortgage Association Corp., par
                   value of $38,692,185, 5.50% to 9.50%, due
                   11/01/98 to 12/01/28, value of
                   $30,545,371). . . . . . . . . . . . . . . . . $  100,000,000
                                                                 --------------

                 YANKEE CERTIFICATES OF
                 DEPOSIT -  6.00%
                 Bank of Nova Scotia:
  $  6,000,000     5.56%, 1/17/97 (Canada) . . . . . . . . . . . $    6,000,000
    25,000,000     5.37%, 2/14/97 (Canada) . . . . . . . . . . .     25,000,000

    10,000,000   Bayerische Hypotheken,
                   5.62%,1/15/97 (Germany) . . . . . . . . . . .     10,000,183

    20,000,000   Sanwa Bank,
                   5.50%, 1/22/97 (Japan). . . . . . . . . . . .     20,000,116

    25,000,000   Societe Generale,
                   5.38%, 2/14/97 (United States). . . . . . . .     25,000,078
                                                                 --------------

TOTAL YANKEE CERTIFICATES OF DEPOSIT
  (Amortized Cost - $86,000,337) . . . . . . . . . . . . . . . . $   86,000,377
                                                                 --------------

TOTAL INVESTMENTS
  (Amortized Cost - $1,431,926,938). . . . . . . . . 99.84%      $1,431,926,938
Other Assets Less Liabilities. . . . . . . . . . . .  0.16%           2,351,192
                                                    -------      --------------
NET ASSETS . . . . . . . . . . . . . . . . . . . . .100.00%      $1,434,278,130
                                                    -------      --------------
                                                    -------      --------------

------------
* Interest rates for Commercial Paper represent discount rates at the time of purchase.


                   See Notes to Financial Statements on Page 9

--------------------------------------------------------------------------------
INSTITUTIONAL DAILY ASSETS FUND

STATEMENT OF ASSETS AND LIABILITIES DECEMBER 31, 1996
--------------------------------------------------------------------------------
ASSETS
     Investments, at Value . . . . . . . . . . . . . . . . . .  $ 1,436,924,696
     Cash. . . . . . . . . . . . . . . . . . . . . . . . . . .          117,013
     Interest Receivable . . . . . . . . . . . . . . . . . . .        4,748,687
     Deferred Organizational Expenses. . . . . . . . . . . . .          128,530
     Prepaid Expenses and Other. . . . . . . . . . . . . . . .           18,885
                                                                ---------------
Total Assets . . . . . . . . . . . . . . . . . . . . . . . . .    1,441,937,811
                                                                ---------------
LIABILITIES
     Due to Bankers Trust. . . . . . . . . . . . . . . . . . .          153,664
     Dividends Payable . . . . . . . . . . . . . . . . . . . .        7,359,417
     Accrued Expenses and Other. . . . . . . . . . . . . . . .          146,600
                                                                ---------------
TOTAL LIABILITIES. . . . . . . . . . . . . . . . . . . . . . .        7,659,681
                                                                ---------------
NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . .  $ 1,434,278,130
                                                                ---------------
                                                                ---------------
SHARES OUTSTANDING ($0.001 par value per share,
  unlimited number of shares of beneficial
  interest authorized) . . . . . . . . . . . . . . . . . . . .    1,434,280,952
                                                                ---------------
                                                                ---------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  (net assets divided by shares outstanding) . . . . . . . . .  $          1.00
                                                                ---------------
                                                                ---------------
COMPOSITION OF NET ASSETS
     Paid-in Capital . . . . . . . . . . . . . . . . . . . . .  $ 1,434,280,952
     Accumulated Net Realized Loss from Investment
       Transactions. . . . . . . . . . . . . . . . . . . . . .          (2,822)
                                                                ---------------
NET ASSETS, DECEMBER 31, 1996. . . . . . . . . . . . . . . . .  $ 1,434,278,130
                                                                ---------------
                                                                ---------------


--------------------------------------------------------------------------------


STATEMENT OF OPERATIONS FOR THE PERIOD ENDED DECEMBER 31, 1996
--------------------------------------------------------------------------------
INVESTMENT INCOME
     Interest Income . . . . . . . . . . . . . . . . . . . . .  $    12,041,437
                                                                ---------------
EXPENSES
     Advisory Fees . . . . . . . . . . . . . . . . . . . . . .          219,939
     Administration and Services Fees. . . . . . . . . . . . .           43,988
     Printing and Shareholder Reports. . . . . . . . . . . . .            3,906
     Professional Fees . . . . . . . . . . . . . . . . . . . .            8,383
     Trustees Fees . . . . . . . . . . . . . . . . . . . . . .            6,470
     Amortization of Organizational Expenses . . . . . . . . .            3,470
     Miscellaneous . . . . . . . . . . . . . . . . . . . . . .            2,029
                                                                ---------------
     Total Expenses. . . . . . . . . . . . . . . . . . . . . .          288,185
     Less:  Expenses Absorbed by Bankers Trust . . . . . . . .          (24,258)
                                                                ---------------
       Net Expenses. . . . . . . . . . . . . . . . . . . . . .          263,927
                                                                ---------------
NET INVESTMENT INCOME. . . . . . . . . . . . . . . . . . . . .       11,777,510
REALIZED LOSS FROM INVESTMENT TRANSACTIONS . . . . . . . . . .           (2,822)
                                                                ---------------
NET INCREASE IN NET ASSETS FROM OPERATIONS . . . . . . . . . .  $    11,774,688
                                                                ---------------
                                                                ---------------


                   See Notes to Financial Statements on Page 9

--------------------------------------------------------------------------------
INSTITUTIONAL DAILY ASSETS FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                                                                FOR THE PERIOD
                                                               NOVEMBER 13, 1996
                                                               (COMMENCEMENT OF
                                                                OPERATIONS) TO
                                                               DECEMBER 31, 1996
                                                               -----------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
     Net Investment Income . . . . . . . . . . . . . . . . . .  $    11,777,510
     Net Realized Gain from Investment Transactions. . . . . .           (2,822)
                                                                ---------------
Net Increase in Net Assets from Operations . . . . . . . . . .       11,774,688
                                                                ---------------
DISTRIBUTIONS TO SHAREHOLDERS
     Net Investment Income . . . . . . . . . . . . . . . . . .      (11,777,510)
                                                                ---------------
CAPITAL TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  (at Net Asset Value of $1.00 per share)
     Proceeds from Sales of Shares . . . . . . . . . . . . . .    2,304,701,811
     Cost of Shares Redeemed . . . . . . . . . . . . . . . . .     (870,420,869)
                                                                ---------------
Net Increase from Capital Transactions in Shares of
  Beneficial Interest. . . . . . . . . . . . . . . . . . . . .    1,434,280,942
                                                                ---------------
TOTAL INCREASE IN NET ASSETS . . . . . . . . . . . . . . . . .    1,434,278,120
NET ASSETS
Beginning of Period. . . . . . . . . . . . . . . . . . . . . .               10
                                                                ---------------
End of Period. . . . . . . . . . . . . . . . . . . . . . . . .  $ 1,434,278,130
                                                                ---------------
                                                                ---------------


                   See Notes to Financial Statements on Page 9

--------------------------------------------------------------------------------
INSTITUTIONAL DAILY ASSETS FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Contained below are selected data for a share of beneficial interest outstanding, total investment return, ratios to average net assets and other supplemental data for the period indicated for the Institutional Daily Assets Fund.
                                                                FOR THE PERIOD
                                                               NOVEMBER 13, 1996
                                                               (COMMENCEMENT OF
                                                                OPERATIONS) TO
                                                               DECEMBER 31, 1996
                                                               -----------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . . . .    $       1.00
                                                                ------------
INCOME FROM INVESTMENT OPERATIONS
     Net Investment Income . . . . . . . . . . . . . . . . .            0.01
     Net Realized Gain from Investment Transactions. . . . .            0.00+
                                                                ------------
Total from Investment Operations . . . . . . . . . . . . . .            0.01
                                                                ------------
DISTRIBUTIONS TO SHAREHOLDERS
     Net Investment Income . . . . . . . . . . . . . . . . .           (0.01)
                                                                ------------
NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . . . .    $       1.00
                                                                ------------
                                                                ------------
TOTAL INVESTMENT RETURN. . . . . . . . . . . . . . . . . . .            0.72%
SUPPLEMENTAL DATA AND RATIOS:
     Net Assets, End of Period (000s omitted). . . . . . . .    $  1,434,278
     Ratios to Average Net Assets:
       Net Investment Income . . . . . . . . . . . . . . . .            1.43%
       Expenses. . . . . . . . . . . . . . . . . . . . . . .            0.03%
       Decrease Reflected in Above Expense Ratio Due
         to Absorption of Expenses by Bankers Trust. . . . .            0.00%++


------------
+    Less than $0.01 per share.
++   Less than 0.01% per share.


                   See Notes to Financial Statements on Page 9

--------------------------------------------------------------------------------
INSTITUTIONAL DAILY ASSETS FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A.   ORGANIZATION
BT Institutional Funds ("the Trust") is registered under the Investment Company Act of 1940 ("the Act"), as amended, as an open-end management investment company. The Trust was organized on March 26, 1990, as an unincorporated business trust under the laws of the Commonwealth of Massachusetts. The Institutional Daily Assets Fund (the "Fund") is one of the institutional funds offered to "accredited investors" as defined under the Securities Act of 1933 and institutional investors by the Trust. The Fund commenced operations and began offering shares of beneficial interest on November 13, 1996. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Fund. The following summarizes the significant accounting policies of the Fund:

B.   SECURITY VALUATION
Investments are valued at amortized cost, which has been determined by the Trustees to represent fair value of the Fund's investments.

C.   SECURITY TRANSACTIONS AND INTEREST INCOME
Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments. Realized gains and losses from securities transactions are recorded on the indentified cost basis.

D.   ORGANIZATIONAL EXPENSES
Costs incurred by the Fund in connection with its organization and initial registration are being amortized evenly over a five year period.

E.   DIVIDENDS
It is the Fund's policy to declare dividends daily and pay monthly to shareholders from net investment income. Dividends payable to shareholders are recorded by the Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, earned by the Fund will be made annually.

F.   REPURCHASE AGREEMENTS
The Fund may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Fund's Investment Adviser, subject to the seller's agreement to repurchase such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Fund's custodian, and pursuant to the terms of the repurchase agreement must have an aggregate market value greater than or equal to the repurchase price plus all accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the seller, realization and/or retention of the collateral may be subject to legal proceedings.

G.   FEDERAL INCOME TAXES
It is the Fund's policy to comply with the requirements of the Internal Revenue Code and distribute its income to shareholders. Therefore, no federal income tax provision is required.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements.

NOTE 2--FEES AND TRANSACTIONS WITH AFFILIATES
The Fund has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Fund in return for a fee computed daily and paid monthly at an annual rate of 0.02 of 1% of the Fund's average daily net assets. For the period ended December 31, 1996, this fee aggregated $43,988.

The Fund has entered into an Advisory Agreement with Bankers Trust. Under this Advisory Agreement, the Fund pays Bankers Trust an advisory fee computed daily and paid monthly at an annual rate of 0.10 of 1% of average daily net assets. For the period ended December 31, 1996, this fee aggregated $219,939.

The Trust has entered into a Distribution Agreement with Edgewood Services, Inc. ("Edgewood"). Under the Distribution Agreement with the Trust, pursuant to Rule 12b-1 of the 1940 Act, Edgewood may seek reimbursement at an annual rate not exceeding 0.10 of 1% of the Fund's average daily net assets, for expenses incurred in connection with any activities primarily intended to result in the sale of the Fund's shares. For the year ended December 31, 1996, there were no reimbursable expenses incurred under this agreement.

Bankers Trust has voluntarily undertaken to waive and reimburse expenses of the Fund, to the extent necessary, to limit all expenses to 0.12 of 1% of the average daily net assets of the Fund. For the year ended December 31, 1996, expenses of the Fund have been reduced by $24,258.

Certain trustees and officers of the Fund are also directors, officers and employees of Edgewood. None of the trustees so affiliated received compensation for services as trustees of the Fund. Similarly, none of the Fund's officers received compensation from the Fund.

                       This page intentionally left blank.

                       This page intentionally left blank.

BT INSTITUTIONAL FUNDS
INSTITUTIONAL DAILY ASSETS FUND

For shareholder account information and current price and yield quotations, shareholders may call their relationship manager or servicing agent. Prospectuses containing more extensive information regarding the BT Institutional Funds may be obtained by calling or writing to DST Systems, Inc. or Edgewood Services, Inc., the primary Servicing Agent and Distributor, respectively, of BT Institutional Funds:




BT INSTITUTIONAL FUNDS
DST Systems, Inc.
210 West 10th St.
Kansas City, MO  64105



BT INSTITUTIONAL FUNDS
Edgewood Services, Inc.
Clearing Operations
P.O. Box 897
Pittsburgh, PA  15230-0897



You may write to the Institutional Daily Assets Fund at the following address:
BT INSTITUTIONAL FUNDS
Clearing Operations
P.O. Box 897
Pittsburgh, PA  15230-0897